Equity Transactions - Schedule of Option Activity (Details) - shares	6 Months Ended	12 Months Ended
	Sep. 30, 2017	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Accounting Policies [Abstract]
Beginning Balance, number of shares	29,228,627	228,627
Beginning Balance, weighted average exercise price	0.004	0.20
Options granted, number of shares		29,000,000	195,000	9,875	23,752
Options granted, weighted average exercise price
Options exercised, number of shares
Options exercised, weighted average exercise price
Options expired, number of shares
Options expired, weighted average exercise price
Ending Balance, number of shares	29,228,627	29,228,627	228,627
Ending Balance, weighted average exercise price	0.004	0.004	0.20